UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-PX/A

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                     WESTWOOD OPPORTUNISTIC HIGH YIELD FUND

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-877-446-3863

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: July 1, 2015 to June 30, 2016

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This amendment corrects the original N-PX filing made on August 30, 2016. The correction was required due to an error made by the proxy voting vendor when it originally reported proxy voting records to the sub-adviser.








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
                             WESTWOOD OPPORTUNISTIC HIGH YIELD FUND

 PROPOSAL                                                              PROPOSED BY MGT.    POSITION     REGISTRANT VOTED
COMSTOCK RESOURCES, INC.
 SECURITY ID: 205768203  TICKER: CRK
 Meeting Date: 26-May-16           Meeting Type: Annual
 1.1 Elect Elizabeth B. Davis                                           Management         For          Voted - Withheld
 1.2 Elect Roland O. Burns                                              Management         For          Voted - Withheld
 1.3 Elect David K. Lockett                                             Management         For          Voted - Withheld
 1.4 Elect Cecil E. Martin, Jr.                                         Management         For          Voted - Withheld
 1.5 Elect Frederic D. Sewell                                           Management         For          Voted - Withheld
 2.  Increase of Authorized Common Stock                                Management         For          Voted - Against
 3.  Ratification of Auditor                                            Management         For          Voted - For
 4.  Advisory Vote on Executive Compensation                            Management         For          Voted - For
EXCO RESOURCES, INC.
 SECURITY ID: 269279402  TICKER: XCO
 Meeting Date: 18-Aug-15           Meeting Type: Annual
 1.1 Elect Director Jeffrey D. Benjamin                                 Management         For          Voted - For
 1.2 Elect Director B. James Ford                                       Management         For          Voted - For
 1.3 Elect Director Samuel A. Mitchell                                  Management         For          Voted - For
 1.4 Elect Director Wilbur L. Ross, Jr.                                 Management         For          Voted - Withheld
 1.5 Elect Director Jeffrey S. Serota                                   Management         For          Voted - For
 1.6 Elect Director Robert L. Stillwell                                 Management         For          Voted - For
 2.  Approve Issuance of Common Stock and Warrants                      Management         For          Voted - For
 3.  Increase Authorized Common Stock                                   Management         For          Voted - For
 4.  Amend Articles of Incorporation to Include a Waiver of the
      Duty of Directors to Present Corporate Opportunities to
      Exco Resources, Inc.                                              Management         For          Voted - For
 5.  Advisory Vote to Ratify Named Executive Officers'
      Compensation                                                      Management         For          Voted - For
 6.  Ratify KPMG LLP As Auditors                                        Management         For          Voted - For
 Meeting Date: 16-Nov-15           Meeting Type: Special
 1.  Approve Reverse Stock Split                                        Management         For          Voted - For
 2.  Amend Charter to Limit the Waiver of the Duty of Directors
      to Present Corporate Opportunities to the Company Solely
      to C. John Wilder                                                 Management         For          Voted - For
 3.  Adjourn Meeting                                                    Management         For          Voted - For
 Meeting Date: 19-May-16           Meeting Type: Annual
 1.1 Elect Director Jeffrey D. Benjamin                                 Management         For          Voted - For
 1.2 Elect Director B. James Ford                                       Management         For          Voted - For
 1.3 Elect Director Samuel A. Mitchell                                  Management         For          Voted - For
 1.4 Elect Director Wilbur L. Ross, Jr.                                 Management         For          Voted - Withheld
 1.5 Elect Director Jeffrey S. Serota                                   Management         For          Voted - For



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
                             WESTWOOD OPPORTUNISTIC HIGH YIELD FUND

 PROPOSAL                                                              PROPOSED BY MGT.    POSITION     REGISTRANT VOTED
1.6 Elect Director Robert L. Stillwell                                 Management          For          Voted - For
1.7 Elect Director C. John Wilder                                      Management          For          Voted - For
2.  Advisory Vote to Ratify Named Executive Officers'
     Compensation                                                      Management          For          Voted - Against
3.  Ratify KPMG LLP As Auditors                                        Management          For          Voted - For
MERITOR, INC.
SECURITY ID: 59001K100  TICKER: MTOR
Meeting Date: 28-Jan-16           Meeting Type: Annual
1.1 Elect Ivor J. Evans                                                Management          For          Voted - Withheld
1.2 Elect William R. Newlin                                            Management          For          Voted - Withheld
1.3 Elect Thomas L. Pajonas                                            Management          For          Voted - Withheld
2.  Advisory Vote on Executive Compensation                            Management          For          Voted - For
3.  Ratification of Auditor                                            Management          For          Voted - For
NAVISTAR INTERNATIONAL CORPORATION
SECURITY ID: 63934E108  TICKER: NAV
Meeting Date: 10-Feb-16           Meeting Type: Annual
1.1 Elect Director Troy A. Clarke                                      Management          For          Voted - For
1.2 Elect Director Michael N. Hammes                                   Management          For          Voted - For
1.3 Elect Director Vincent J. Intrieri                                 Management          For          Voted - For
1.4 Elect Director James H. Keyes                                      Management          For          Voted - Withheld
1.5 Elect Director Stanley A. McChrystal                               Management          For          Voted - For
1.6 Elect Director Samuel J. Merksamer                                 Management          For          Voted - Withheld
1.7 Elect Director Mark H. Rachesky                                    Management          For          Voted - For
1.8 Elect Director Michael Sirignano                                   Management          For          Voted - Withheld
2.  Advisory Vote to Ratify Named Executive Officers'
     Compensation                                                      Management          For          Voted - For
3.  Ratify KPMG LLP as Auditors                                        Management          For          Voted - For

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /s/ Michael Beattie
    ------------------------
    Michael Beattie
    President
    Date: February 24, 2017


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